Related Party Agreements And Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Agreements And Transactions [Abstract]
Schedule Of Significant Related Party Transactions
	Year Ended December 31,
(in millions)	2012	2011	2010
Utility revenues from:
Administrative services provided to PG&E Corporation	$7	$6	$7
Utility expenses from:
Administrative services received from PG&E
Corporation	$50	$49	$55
Utility employee benefit due to PG&E Corporation	51	33	27